BANK FINANCIAL ASSETS AND LIABILITIES - Group's liquidity analysis for its derivative financial instruments (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2018 RUB (₽)
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 140,383
Financial liabilities	(131,329)
Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(16,427)
Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	117,861
Financial liabilities	(70,806)
Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,268)
Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(67,821)
Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,717)
Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	13,680
Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	477
Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	73,190
Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	30,514
Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	22,522
Financial liabilities	(60,523)
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(373)
Non-interest bearing financial instruments | Obligation to deliver securities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(394)
Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(6,482)
Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(48,854)
Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(4,012)
Non-interest bearing financial instruments | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(408)
Non-interest bearing financial instruments | Cash and Cash equivalents
Group's liquidity analysis for its derivative financial instruments
Financial assets	10,117
Non-interest bearing financial instruments | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,806
Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,485
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	228
Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	886
Up to 30 days
Group's liquidity analysis for its derivative financial instruments
Financial assets	30,572
Financial liabilities	(71,663)
Liquidity gap	(41,091)
Stable source of funding	40,689
Net liquidity gap	(402)
Cumulative liquidity gap	(402)
Cumulative interest sensitivity gap	(5,158)
Up to 30 days | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(16,402)
Up to 30 days | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	19,450
Financial liabilities	(14,292)
Up to 30 days | Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,268)
Up to 30 days | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(13,012)
Up to 30 days | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(12)
Up to 30 days | Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	13,680
Up to 30 days | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	477
Up to 30 days | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	5,182
Up to 30 days | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	111
Up to 30 days | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	11,122
Financial liabilities	(57,371)
Up to 30 days | Non-interest bearing financial instruments | Obligation to deliver securities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(394)
Up to 30 days | Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(6,482)
Up to 30 days | Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(48,854)
Up to 30 days | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,620)
Up to 30 days | Non-interest bearing financial instruments | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(21)
Up to 30 days | Non-interest bearing financial instruments | Cash and Cash equivalents
Group's liquidity analysis for its derivative financial instruments
Financial assets	10,117
Up to 30 days | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	483
Up to 30 days | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	522
1 month to 3 months
Group's liquidity analysis for its derivative financial instruments
Financial assets	13,787
Financial liabilities	(8,176)
Liquidity gap	5,611
Stable source of funding	(13,182)
Net liquidity gap	(7,571)
Cumulative liquidity gap	(7,973)
Cumulative interest sensitivity gap	(10,951)
1 month to 3 months | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(5)
1 month to 3 months | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	13,346
Financial liabilities	(7,553)
1 month to 3 months | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(7,239)
1 month to 3 months | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(314)
1 month to 3 months | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	9,113
1 month to 3 months | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	4,233
1 month to 3 months | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	441
Financial liabilities	(623)
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(45)
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(541)
1 month to 3 months | Non-interest bearing financial instruments | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(37)
1 month to 3 months | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	61
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	45
1 month to 3 months | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	335
3 months to 1 year
Group's liquidity analysis for its derivative financial instruments
Financial assets	38,499
Financial liabilities	(48,627)
Liquidity gap	(10,128)
Stable source of funding	22,667
Net liquidity gap	12,539
Cumulative liquidity gap	4,566
Cumulative interest sensitivity gap	(1,110)
3 months to 1 year | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(17)
3 months to 1 year | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	36,363
Financial liabilities	(46,304)
3 months to 1 year | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(45,971)
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(333)
3 months to 1 year | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	25,525
3 months to 1 year | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	10,838
3 months to 1 year | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,136
Financial liabilities	(2,323)
3 months to 1 year | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(328)
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,851)
3 months to 1 year | Non-interest bearing financial instruments | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(144)
3 months to 1 year | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,928
3 months to 1 year | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	183
3 months to 1 year | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	25
More than 1 to 5 years
Group's liquidity analysis for its derivative financial instruments
Financial assets	39,967
Financial liabilities	(2,570)
Liquidity gap	37,397
Stable source of funding	(8,128)
Net liquidity gap	29,269
Cumulative liquidity gap	33,835
Cumulative interest sensitivity gap	38,594
More than 1 to 5 years | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(3)
More than 1 to 5 years | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	39,954
Financial liabilities	(2,370)
More than 1 to 5 years | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,599)
More than 1 to 5 years | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(771)
More than 1 to 5 years | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	25,922
More than 1 to 5 years | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	14,032
More than 1 to 5 years | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	13
Financial liabilities	(200)
More than 1 to 5 years | Non-interest bearing financial instruments | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(200)
More than 1 to 5 years | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	13
Thereafter
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,404
Financial liabilities	(293)
Liquidity gap	2,111
Stable source of funding	(42,046)
Net liquidity gap	(39,935)
Cumulative liquidity gap	(6,100)
Cumulative interest sensitivity gap	40,711
Thereafter | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,404
Financial liabilities	(287)
Thereafter | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(287)
Thereafter | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,104
Thereafter | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,300
Thereafter | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(6)
Thereafter | Non-interest bearing financial instruments | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(6)
Maturity undefined
Group's liquidity analysis for its derivative financial instruments
Financial assets	15,154
Maturity undefined | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,344
Maturity undefined | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,344
Maturity undefined | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,810
Maturity undefined | Non-interest bearing financial instruments | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,806
Maturity undefined | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 4